Financial instruments - Categories of Financial Assets (Details) - USD ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024
Financial instruments [Line Items]
Current financial assets at amortized cost	$ 3,405,907	$ 3,073,956
Current financial assets at fair value through profit or loss	6,287	18,333
Non-current financial assets at amortized cost	3,315	2,747
Non-current, financial assets at fair value through profit or loss	76,224	60,686
Financial assets at amortized cost	3,409,222	3,076,703
Total, financial assets at fair value through profit or loss	82,511	79,019
Cash and cash equivalent
Financial instruments [Line Items]
Current financial assets at amortized cost	1,750,321	1,377,851
Non-current financial assets at amortized cost	0	0
Financial assets at amortized cost	1,750,321	1,377,851
Trade receivables due from related parties at amortized cost
Financial instruments [Line Items]
Current financial assets at amortized cost	36,799	28,706
Non-current financial assets at amortized cost	0	0
Financial assets at amortized cost	36,799	28,706
Financial assets measured at amortized cost
Financial instruments [Line Items]
Current financial assets at amortized cost	969,732	1,061,262
Non-current financial assets at amortized cost	20	20
Financial assets at amortized cost	969,752	1,061,282
Trade and other receivables
Financial instruments [Line Items]
Current financial assets at amortized cost	649,055	606,137
Non-current financial assets at amortized cost	3,295	2,727
Financial assets at amortized cost	652,350	608,864
Financial instruments for hedging purposes
Financial instruments [Line Items]
Current financial assets at fair value through profit or loss	1,698	15,405
Non-current, financial assets at fair value through profit or loss	19,673	2,930
Total, financial assets at fair value through profit or loss	21,371	18,335
Derivative financial instruments with effect in profit or loss (non-hedging)
Financial instruments [Line Items]
Current financial assets at fair value through profit or loss	4,589	2,928
Non-current, financial assets at fair value through profit or loss	0	0
Total, financial assets at fair value through profit or loss	4,589	2,928
Financial assets classified as at fair value through other comprehensive income
Financial instruments [Line Items]
Current financial assets at fair value through profit or loss	0	0
Non-current, financial assets at fair value through profit or loss	56,551	57,756
Total, financial assets at fair value through profit or loss	56,551	57,756
Total financial assets
Financial instruments [Line Items]
Current, total financial assets	3,412,194	3,092,289
Non-current, total financial assets	79,539	63,433
Total financial assets	$ 3,491,733	$ 3,155,722